ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on debt securities	$ (444,257)	$ (67,759)	$ 36,643
Retirement obligations	(16,000)	3,068	2,001
Total	(460,347)	(65,316)	38,644
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on debt securities	569	(759)	(4,563)
Retirement obligation	1,334	2,198	1,921
Total	(765)	(2,957)	(6,484)
Transactions Pre-tax
Unrealized gain (loss) on debt securities	(444,826)	(67,000)	41,206
Retirement obligation	(14,666)	5,266	3,922
Total	(459,582)	(62,359)	45,128
Transactions Tax-effect
Unrealized gain (loss) on debt securities	97,863	14,462	(8,894)
Retirement obligation	3,489	(1,200)	(893)
Total	101,352	13,262	(9,787)
Transactions Net of tax
Unrealized gain (loss) on debt securities	(346,963)	(52,538)	32,312
Retirement obligation	(11,177)	4,066	3,029
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(715)	(625)	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(90)	(625)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(90)	(625)
Other Comprehensive Income (Loss), Reclassification, Foreign Currency Transaction	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	(90)	(625)
Total	(358,230)	(49,097)	35,341
Balances Net of tax
Unrealized gain (loss) on debt securities	(325,925)	21,038	73,576	$ 41,264
Retirement obligation	(32,023)	(20,846)	(24,912)	(27,941)
Total	$ (358,663)	$ (433)	$ 48,664	$ 13,323